Sep. 01, 2016

COHEN & STEERS ACTIVE COMMODITIES STRATEGY FUND, INC.

Class A (CDFAX), Class C (CDFCX), Class I (CDFIX), Class R (CDFRX) and Class Z (CDFZX) Shares

Supplement dated November 7, 2016 to

Summary Prospectus and Prospectus dated September 1, 2016

Investment Advisory and Fee Limitation Agreements

The Board of Directors of the Fund also approved an amendment to the Fund’s fee waiver/expense reimbursement agreement, effective November 7, 2016 through June 30, 2018, whereby the Advisor will contractually agree to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses, which include the expenses of the subsidiary (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.25% for Class A shares, 1.65% for Class C shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares. Once effective, this contractual agreement can only be amended or terminated prior to its expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

Accordingly, the “Fund Fees and Expenses” section of the Summary Prospectus and Prospectus is hereby replaced in its entirety with the following:

FUND FEES AND EXPENSES

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the “Prospectus”) and “Reducing the Initial Sales Load on Class A Shares” in the Fund’s statement of additional information (the “SAI”).

	Class A	Class C		Class I		Class R	Class Z
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	4.50%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00%	(1)	None		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.90%	0.90%		0.90%		0.90%	0.90%
Distribution (12b-1) Fees	0.25%	0.75%		None		0.50%	None
Other Expenses	5.17%	5.17%		5.17%		5.17%	5.17%
Shareholder Service Fee	0.10%	0.00%	(2)	0.01%	(2)	None	None

Total Other Expenses	5.27%	5.17%		5.18%		5.17%	5.17%

Total Annual Fund Operating Expenses(3)	6.42%	6.82%		6.08%		6.57%	6.07%
Fee Waiver/Expense Reimbursement(3)	(5.17)%	(5.17)%		(5.18)%		(5.17)%	(5.17)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(3,4)	1.25%	1.65%		0.90%		1.40%	0.90%

(1)	For Class C shares, the maximum deferred sales charge does not apply after one year.
(2)	This expense information differs from the Fund’s most recent annual report. Total other expenses have been updated to reflect estimated service fee expenses for the fiscal year ended April 30, 2017. The Fund has adopted a shareholder services plan, pursuant to which the Fund may pay the Distributor a service fee at an annual rate of up to 0.25% and 0.10% of the average daily net assets attributable to the Fund’s Class C and Class I shares, respectively.
(3)	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2018 so that the Fund’s total annual operating expenses, which include the expenses of the subsidiary (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.25% for Class A shares, 1.65% for Class C shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
(4)	Excludes extraordinary expenses approved by the Board of Directors pursuant to the Fund’s expense reimbursement agreement. With these expenses included, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 6.50% and 1.33% for Class A shares, 6.90% and 1.73% for Class C shares, 6.16% and 0.98% for Class I shares, 6.65% and 1.48% for Class R Shares, and 6.15% and 0.98% for Class Z shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2018 (through June 30, 2018, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$572	$1,523	$2,783	$5,780
Class C shares
Assuming redemption at the end of the period	$268	$1,239	$2,619	$5,854
Assuming no redemption at the end of the period	$168	$1,239	$2,619	$5,854
Class I shares	$92	$1,023	$2,290	$5,339
Class R shares	$143	$1,167	$2,509	$5,685
Class Z shares	$92	$1,022	$2,287	$5,333

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with regulatory requirements, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund’s portfolio turnover would have been higher.